Long-Term Debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 and December 31, 2025, is analyzed as follows:

	June 30, 2026	December 31, 2025
Total long-term debt
Loan agreement	$13,500	$13,900
Finance lease liability	20,465	21,042
Less: Deferred financing costs	(144)	(183)
Total long-term debt, net of deferred financing costs	$33,821	$34,759

Current portion of long-term debt
Loan agreement	$1,910	$1,170
Finance lease liability	1,209	1,186
Less: Current portion of deferred financing costs	(70)	(76)
Current portion of long-term debt, net of deferred financing costs	$3,049	$2,280

Non-current portion of long-term debt
Loan agreement	$11,590	$12,730
Finance lease liability	19,256	19,856
Less: Non-current portion of deferred financing costs	(74)	(107)
Non-current portion of long-term debt, net of deferred financing costs	$30,772	$32,479

Loan agreement. On September 16, 2024, Positano and Reef Shiptrade Ltd. (“Reef”), as joint and several borrowers, together with Maui, as guarantor, entered into a new term loan facility (the “Maui Term Loan Facility”) with a leading international financial institution for up to $91,500, consisting of a committed portion of up to $16,500 and an uncommitted upsize option of up to another $75,000. On September 19, 2024, the entities borrowed the $16,500 committed portion in full, to finance part of the purchase price of the M/V Bravo and to leverage the M/V Alfa. The borrowed portion of the Maui Term Loan Facility is secured by, among other things, (i) a first priority mortgage on the M/V Alfa and the M/V Bravo, (ii) an assignment of their earnings and insurances, (iii) a pledge of their earnings accounts, and (iv) a pledge of the equity interests of each of the Company’s subsidiaries owning the mortgaged vessels. The Maui Term Loan Facility contains certain undertakings that may limit or restrict the borrower’s and the guarantor’s ability to (i) incur additional indebtedness, (ii) make any substantial change to the nature of their business, (iii) pay dividends, (iv) sell the mortgaged vessels or change their management, and (v) effect a change of control, enter into any amalgamation, demerger, merger, consolidation or corporate reconstruction or joint venture arrangement. It also contains certain financial covenants, requiring the borrowers to maintain (i) minimum restricted cash deposits of $250 per mortgaged vessel, (ii) reserves for upcoming vessel drydocking costs and (iii) a maximum ‘loan to mortgaged vessels value’ ratio of 65%. As of June 30, 2026, the Company was in compliance with all applicable financial covenants.

The uncommitted upsize option of up to another $75,000 under the Maui Term Loan Facility may be made available to the Company, in whole or in parts, to finance future vessel acquisitions. This portion of the Maui Term Loan Facility remains free of interest or other fees, and the Company is not obliged to borrow it, or any part thereof. The terms of borrowing this portion, or any part thereof, will be determined at the time it is requested.

During the six-month period ended June 30, 2026, the weighted average interest rate on the borrowed portion of the Maui Term Loan Facility was 7.64%. The amount outstanding as of June 30, 2026, is repayable in quarterly installments, with a balloon payment due at maturity in December 2028:

Year	Amount
2026	$770
2027	2,280
2028	10,450
Total	$13,500

Finance lease liability. The Company, after assessing the terms of the bareboat agreement for M/V Charlie (see Note 4 “Vessels, net”) considering the lease classification criteria under ASC 842 “Leases,” concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability, which was initially measured at $21,697, being the net present value of the lease payments to be made over the lease term, including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7.6%. As of June 30, 2026, the outstanding balance was $20,465, repayable in 24 consecutive monthly installments, including the purchase option at the end of the lease term in June 2028.

The following table presents such lease payments, including the purchase option, on an undiscounted basis:

Year	Amount
2026	$1,380
2027	2,738
2028	19,140
Total lease payments (undiscounted)	$23,258
Less: Discount based on incremental borrowing rate	(2,793)
Total finance lease liability	$20,465

The revenue generated from the right of use asset under finance lease during the six-month period ended June 30, 2026, was $3,316 and is included in “Revenue, net” in the accompanying unaudited interim consolidated statement of loss.